Shareholder Report, Average Annual Return (Details)	12 Months Ended	21 Months Ended	28 Months Ended	33 Months Ended	40 Months Ended	47 Months Ended	57 Months Ended	60 Months Ended	86 Months Ended	88 Months Ended	112 Months Ended	120 Months Ended
	Jul. 31, 2026	Jul. 31, 2026	Jul. 31, 2026	Jul. 31, 2026	Jul. 31, 2026	Jul. 31, 2026	Jul. 31, 2026	Jul. 31, 2026	Jul. 31, 2026	Jul. 31, 2026	Jul. 31, 2026	Jul. 31, 2026
C000157303
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund
C000133231
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund
C000157306
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund
C000061363
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund
C000012081
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund
C000052896
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund
C000012094
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund
C000148919
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund
C000153270
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund
C000154547
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund
C000154548
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund
C000012200
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund
C000099140
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund
C000012201
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund
C000119715
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund
C000140337
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund
C000179059
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund
C000140338
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund
C000119716
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund
C000254668
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund
C000149147
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund
C000149148
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund
C000156614
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund
C000125223
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund
C000128677
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund
C000124960
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund
C000124961
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund
C000149539
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund
C000061364
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund
C000065072
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund
C000082529
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund
C000050168
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund
C000055846
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund
C000099141
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund
C000210493
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund
C000246989
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund
C000152570
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund
C000212225
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund
C000205801
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund
Without Sales Load [Member] | C000157303
Average Annual Return [Line Items]
Average Annual Return, Percent	30.38%							12.94%				11.77%
Without Sales Load [Member] | C000133231
Average Annual Return [Line Items]
Average Annual Return, Percent	27.04%							13.94%				12.39%
Without Sales Load [Member] | C000157306
Average Annual Return [Line Items]
Average Annual Return, Percent	22.16%							10.90%				11.79%
Without Sales Load [Member] | C000061363
Average Annual Return [Line Items]
Average Annual Return, Percent	28.52%							9.02%				9.24%
Without Sales Load [Member] | C000012081
Average Annual Return [Line Items]
Average Annual Return, Percent	25.14%							9.26%				9.31%
Without Sales Load [Member] | C000052896
Average Annual Return [Line Items]
Average Annual Return, Percent	20.44%							5.31%				8.10%
Without Sales Load [Member] | C000012094
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.85%)							0.31%				2.82%
Without Sales Load [Member] | C000148919
Average Annual Return [Line Items]
Average Annual Return, Percent	20.34%							(0.89%)				5.41%
Without Sales Load [Member] | C000153270
Average Annual Return [Line Items]
Average Annual Return, Percent	23.52%							11.69%				12.03%
Without Sales Load [Member] | C000154547
Average Annual Return [Line Items]
Average Annual Return, Percent	28.58%							10.68%				9.54%
Without Sales Load [Member] | C000154548
Average Annual Return [Line Items]
Average Annual Return, Percent	19.40%							7.46%				9.17%
Without Sales Load [Member] | C000012200
Average Annual Return [Line Items]
Average Annual Return, Percent	15.91%							3.94%				7.67%
Without Sales Load [Member] | C000099140
Average Annual Return [Line Items]
Average Annual Return, Percent	17.51%							6.88%				6.35%
Without Sales Load [Member] | C000012201
Average Annual Return [Line Items]
Average Annual Return, Percent	34.53%							14.48%				10.43%
Without Sales Load [Member] | C000069397
Average Annual Return [Line Items]
Average Annual Return, Percent	8.69%							3.33%				4.82%
Without Sales Load [Member] | C000069398
Average Annual Return [Line Items]
Average Annual Return, Percent	10.65%							4.42%				5.90%
Without Sales Load [Member] | C000069399
Average Annual Return [Line Items]
Average Annual Return, Percent	14.58%							6.59%				8.04%
Without Sales Load [Member] | C000069400
Average Annual Return [Line Items]
Average Annual Return, Percent	18.53%							8.74%				10.14%
Without Sales Load [Member] | C000112640
Average Annual Return [Line Items]
Average Annual Return, Percent	13.24%							3.22%				3.74%
Without Sales Load [Member] | C000119715
Average Annual Return [Line Items]
Average Annual Return, Percent	24.74%							8.94%				9.39%
Without Sales Load [Member] | C000140337
Average Annual Return [Line Items]
Average Annual Return, Percent	23.17%							9.11%				9.78%
Without Sales Load [Member] | C000179059
Average Annual Return [Line Items]
Average Annual Return, Percent	25.48%							9.32%			9.47%
Without Sales Load [Member] | C000140338
Average Annual Return [Line Items]
Average Annual Return, Percent	27.10%							8.36%				8.60%
Without Sales Load [Member] | C000119716
Average Annual Return [Line Items]
Average Annual Return, Percent	27.55%							8.84%				9.42%
Without Sales Load [Member] | C000245481
Average Annual Return [Line Items]
Average Annual Return, Percent	10.30%			12.26%
Without Sales Load [Member] | C000245484
Average Annual Return [Line Items]
Average Annual Return, Percent	12.47%			14.44%
Without Sales Load [Member] | C000245485
Average Annual Return [Line Items]
Average Annual Return, Percent	14.92%			16.39%
Without Sales Load [Member] | C000245486
Average Annual Return [Line Items]
Average Annual Return, Percent	17.26%			18.24%
Without Sales Load [Member] | C000245487
Average Annual Return [Line Items]
Average Annual Return, Percent	19.60%			19.96%
Without Sales Load [Member] | C000245488
Average Annual Return [Line Items]
Average Annual Return, Percent	21.30%			21.34%
Without Sales Load [Member] | C000245489
Average Annual Return [Line Items]
Average Annual Return, Percent	22.24%			22.00%
Without Sales Load [Member] | C000245490
Average Annual Return [Line Items]
Average Annual Return, Percent	22.44%			22.12%
Without Sales Load [Member] | C000245482
Average Annual Return [Line Items]
Average Annual Return, Percent	22.43%			22.11%
Without Sales Load [Member] | C000254668
Average Annual Return [Line Items]
Average Annual Return, Percent	22.43%	18.17%
Without Sales Load [Member] | C000149147
Average Annual Return [Line Items]
Average Annual Return, Percent	22.31%							9.90%				10.08%
Without Sales Load [Member] | C000149148
Average Annual Return [Line Items]
Average Annual Return, Percent	24.17%							7.81%				9.68%
Without Sales Load [Member] | C000156614
Average Annual Return [Line Items]
Average Annual Return, Percent	37.47%							15.72%				11.27%
Without Sales Load [Member] | C000125223
Average Annual Return [Line Items]
Average Annual Return, Percent	25.06%							12.63%				15.69%
Without Sales Load [Member] | C000128677
Average Annual Return [Line Items]
Average Annual Return, Percent	20.16%							11.12%				14.10%
Without Sales Load [Member] | C000124960
Average Annual Return [Line Items]
Average Annual Return, Percent	16.07%							8.01%				11.58%
Without Sales Load [Member] | C000124961
Average Annual Return [Line Items]
Average Annual Return, Percent	72.41%							15.91%				14.40%
Without Sales Load [Member] | C000149539
Average Annual Return [Line Items]
Average Annual Return, Percent	20.44%							10.67%				12.36%
Without Sales Load [Member] | C000061364
Average Annual Return [Line Items]
Average Annual Return, Percent	22.17%							10.85%				12.41%
Without Sales Load [Member] | C000065072
Average Annual Return [Line Items]
Average Annual Return, Percent	35.45%							7.11%				8.97%
Without Sales Load [Member] | C000082529
Average Annual Return [Line Items]
Average Annual Return, Percent	35.75%							21.96%				14.52%
Without Sales Load [Member] | C000050168
Average Annual Return [Line Items]
Average Annual Return, Percent	13.87%							3.34%				8.08%
Without Sales Load [Member] | C000055846
Average Annual Return [Line Items]
Average Annual Return, Percent	20.08%							11.57%				13.28%
Without Sales Load [Member] | C000231047
Average Annual Return [Line Items]
Average Annual Return, Percent	9.02%						6.07%
Without Sales Load [Member] | C000099141
Average Annual Return [Line Items]
Average Annual Return, Percent	7.31%							6.88%				9.60%
Without Sales Load [Member] | C000240517
Average Annual Return [Line Items]
Average Annual Return, Percent	24.96%				3.06%
Without Sales Load [Member] | C000210493
Average Annual Return [Line Items]
Average Annual Return, Percent	19.00%							6.91%	13.58%
Without Sales Load [Member] | C000246989
Average Annual Return [Line Items]
Average Annual Return, Percent	63.31%		20.88%
Without Sales Load [Member] | C000152570
Average Annual Return [Line Items]
Average Annual Return, Percent	30.63%							6.71%				13.72%
Without Sales Load [Member] | C000212225
Average Annual Return [Line Items]
Average Annual Return, Percent	54.25%							(7.47%)	4.87%
Without Sales Load [Member] | C000236410
Average Annual Return [Line Items]
Average Annual Return, Percent	58.35%					10.27%
Without Sales Load [Member] | C000205801
Average Annual Return [Line Items]
Average Annual Return, Percent	11.61%							(4.45%)		6.74%
MSCI All Country World ex-USA Index (Net Dividends)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index (Net)
Average Annual Return, Percent	28.46%							9.22%				9.43%
MSCI All Country World ex-USA Index (Net Dividends)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index (Net)
Average Annual Return, Percent	28.46%							9.22%				9.43%
MSCI All Country World ex-USA Index (Net Dividends)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index (Net)
Average Annual Return, Percent	28.46%							9.22%				9.43%
MSCI All Country World ex-USA Index (Net Dividends)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index (Net)
Average Annual Return, Percent	28.46%							9.22%				9.43%
MSCI All Country World ex-USA Index (Net Dividends)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index (Net)
Average Annual Return, Percent	28.46%							9.22%				9.43%
MSCI All Country World ex-USA Index (Net Dividends)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index (Net)
Average Annual Return, Percent	28.46%							9.22%				9.43%
FTSE Emerging All Cap Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE Emerging All Cap Index (Net)
Average Annual Return, Percent	20.13%							6.31%				8.05%
MSCI Emerging Markets Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index (Net)
Average Annual Return, Percent	36.44%							8.03%				9.19%
S&P Global Broad Market Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Global Broad Market Index (Net)
Average Annual Return, Percent	21.97%							10.15%				11.84%
S&P Developed ex US Broad Market Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Developed ex US Broad Market Index (Net)
Average Annual Return, Percent	29.02%							9.38%				9.63%
S&P Developed ex US Broad Market Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Developed ex US Broad Market Index (Net)
Average Annual Return, Percent	29.02%							9.38%				9.63%
MSCI All Country World ex-USA Index (Net Dividends)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index (Net)
Average Annual Return, Percent	28.46%							9.22%				9.43%
MSCI All Country World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index (Net)
Average Annual Return, Percent	22.11%							10.85%				12.32%
MSCI All Country World ex-USA Index (Net Dividends)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index (Net)
Average Annual Return, Percent	28.46%							9.22%				9.43%
Bloomberg Barclays U.S. Universal Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Average Annual Return, Percent	3.02%							0.00%				1.74%
Bloomberg Barclays U.S. Universal Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Average Annual Return, Percent	3.02%							0.00%				1.74%
MSCI All Country World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index (Net)
Average Annual Return, Percent	22.11%							10.85%				12.32%
MSCI All Country World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index (Net)
Average Annual Return, Percent	22.11%							10.85%				12.32%
Bloomberg Barclays U.S. Universal Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Average Annual Return, Percent	3.02%							0.00%				1.74%
MSCI All Country World ex-USA Index (Net Dividends)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index (Net)
Average Annual Return, Percent	28.46%							9.22%				9.43%
MSCI All Country World ex-USA Index (Net Dividends)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index (Net)
Average Annual Return, Percent	28.46%							9.22%				9.43%
MSCI All Country World ex-USA Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index (Net)
Average Annual Return, Percent	28.46%							9.22%			9.12%
MSCI All Country World ex-USA Index (Net Dividends)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index (Net)
Average Annual Return, Percent	28.46%							9.22%				9.43%
MSCI All Country World ex-USA Index (Net Dividends)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index (Net)
Average Annual Return, Percent	28.46%							9.22%				9.43%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	2.71%			5.76%
Russell 1000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Index
Average Annual Return, Percent	18.94%			22.61%
Russell 1000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Index
Average Annual Return, Percent	18.94%			22.61%
Russell 1000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Index
Average Annual Return, Percent	18.94%			22.61%
Russell 1000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Index
Average Annual Return, Percent	18.94%			22.61%
Russell 1000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Index
Average Annual Return, Percent	18.94%			22.61%
Russell 1000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Index
Average Annual Return, Percent	18.94%			22.61%
Russell 1000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Index
Average Annual Return, Percent	18.94%			22.61%
Russell 1000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Index
Average Annual Return, Percent	18.94%			22.61%
Russell 1000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Index
Average Annual Return, Percent	18.94%	14.85%
MSCI All Country World ex-USA Index (Net Dividends)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index (Net)
Average Annual Return, Percent	28.46%							9.22%				9.43%
MSCI All Country World ex-USA Index (Net Dividends)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index (Net)
Average Annual Return, Percent	28.46%							9.22%				9.43%
MSCI All Country World ex-USA Index (Net Dividends)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index (Net)
Average Annual Return, Percent	28.46%							9.22%				9.43%
MSCI USA Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI USA Index
Average Annual Return, Percent	19.09%							12.36%				15.06%
MSCI USA Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI USA Index
Average Annual Return, Percent	19.09%							12.36%				15.06%
MSCI USA Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI USA Index
Average Annual Return, Percent	19.09%							12.36%				15.06%
MSCI USA Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI USA Index
Average Annual Return, Percent	19.09%							12.36%				15.06%
MSCI All Country World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index (Net)
Average Annual Return, Percent	22.11%							10.85%				12.32%
MSCI All Country World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index (Net)
Average Annual Return, Percent	22.11%							10.85%				12.32%
MSCI Emerging Markets Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index (Net)
Average Annual Return, Percent	36.44%							8.03%				9.19%
MSCI All Country World ex-USA Index (Net Dividends)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index (Net)
Average Annual Return, Percent	28.46%							9.22%				9.43%
MSCI All Country World ex-USA Index (Net Dividends)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index (Net)
Average Annual Return, Percent	28.46%							9.22%				9.43%
MSCI All Country World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index (Net)
Average Annual Return, Percent	22.11%							10.85%				12.32%
MSCI USA Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI USA Index
Average Annual Return, Percent	19.09%						11.80%
MSCI USA Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI USA Index
Average Annual Return, Percent	19.09%							12.36%				15.06%
MSCI All Country World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index (Net)
Average Annual Return, Percent	22.11%				20.81%
MSCI All Country World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index (Net)
Average Annual Return, Percent	22.11%							10.85%	13.34%
STOXX Global Total Market Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	STOXX Global Total Market Index (Net)
Average Annual Return, Percent	22.45%		18.42%
MSCI All Country World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index (Net)
Average Annual Return, Percent	22.11%							10.85%				12.32%
MSCI All Country World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index (Net)
Average Annual Return, Percent	22.11%							10.85%	13.34%
MSCI All Country World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index (Net)
Average Annual Return, Percent	22.11%					17.33%
MSCI All Country World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index (Net)
Average Annual Return, Percent	22.11%							10.85%		12.86%
MSCI ACWI ex USA 100% Hedged to USD Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA 100% Hedged to USD Index (Net)
Average Annual Return, Percent	31.48%							13.21%				11.99%
MSCI EAFE 100% Hedged to USD Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE 100% Hedged to USD Index (Net)
Average Annual Return, Percent	27.22%							14.10%				12.49%
MSCI EAFE Small Cap 100% Hedged to USD Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Small Cap 100% Hedged to USD Index (Net)
Average Annual Return, Percent	22.71%							11.14%				11.99%
MSCI EAFE Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (Net)
Average Annual Return, Percent	24.33%							9.31%				9.33%
MSCI EAFE Small Cap Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Small Cap Index (Net)
Average Annual Return, Percent	19.78%							5.40%				8.20%
FTSE China 50 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE China 50 Index (Net)
Average Annual Return, Percent	(0.50%)							0.96%				3.59%
MSCI China A Inclusion Index (Spliced)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI China A Inclusion Index (Spliced)
Average Annual Return, Percent	20.93%							(0.37%)				5.16%
STOXX Global Equity Factor Index (Spliced)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	STOXX Global Equity Factor Index (Spliced)
Average Annual Return, Percent	23.38%							11.63%				12.07%
STOXX International Equity Factor Index (Spliced)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	STOXX International Equity Factor Index (Spliced)
Average Annual Return, Percent	27.54%							10.54%				9.54%
STOXX International Small-Cap Equity Factor Index (Spliced)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	STOXX International Small-Cap Equity Factor Index (Spliced)
Average Annual Return, Percent	18.38%							7.49%				9.31%
MSCI EAFE Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Growth Index (Net)
Average Annual Return, Percent	15.18%							4.17%				7.91%
MSCI EAFE Minimum Volatility (USD) Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Minimum Volatility Index (Net)
Average Annual Return, Percent	16.64%							6.74%				6.28%
MSCI EAFE Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Value Index (Net)
Average Annual Return, Percent	33.90%							14.48%				10.50%
MSCI All Country World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index (Net)
Average Annual Return, Percent	22.11%							10.85%				12.32%
S&P Target Risk Conservative Index
Average Annual Return [Line Items]
Average Annual Return, Percent	8.79%							3.43%				4.96%
MSCI All Country World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index (Net)
Average Annual Return, Percent	22.11%							10.85%				12.32%
S&P Target Risk Moderate Index
Average Annual Return [Line Items]
Average Annual Return, Percent	10.76%							4.52%				6.04%
Bloomberg Barclays U.S. Universal Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Average Annual Return, Percent	3.02%							0.00%				1.74%
S&P Target Risk Balanced Index
Average Annual Return [Line Items]
Average Annual Return, Percent	14.71%							6.70%				8.18%
Bloomberg Barclays U.S. Universal Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Average Annual Return, Percent	3.02%							0.00%				1.74%
S&P Target Risk Aggressive Index
Average Annual Return [Line Items]
Average Annual Return, Percent	18.66%							8.86%				10.28%
MSCI All Country World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index (Net)
Average Annual Return, Percent	22.11%							10.85%				12.32%
Morningstar Multi-Asset High Income Index
Average Annual Return [Line Items]
Average Annual Return, Percent	13.42%							3.24%				3.81%
MSCI EAFE IMI Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE IMI Index (Net)
Average Annual Return, Percent	23.67%							8.73%				9.17%
MSCI Europe IMI
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Europe IMI (Net)
Average Annual Return, Percent	21.67%							8.68%				9.47%
MSCI World ex USA Investable Market Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World ex USA IMI Index (Net)
Average Annual Return, Percent	24.47%							9.10%			9.19%
MSCI Pacific IMI
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Pacific IMI (Net)
Average Annual Return, Percent	26.92%							8.61%				8.55%
MSCI ACWI ex USA IMI
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA IMI (Net)
Average Annual Return, Percent	27.06%							8.76%				9.29%
Russell 1000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Index
Average Annual Return, Percent	18.94%			22.61%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	2.71%			5.76%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	2.71%			5.76%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	2.71%			5.76%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	2.71%			5.76%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	2.71%			5.76%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	2.71%			5.76%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	2.71%			5.76%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	2.71%			5.76%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	2.71%	3.64%
MSCI World ex USA Momentum Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World ex USA Momentum Index (Net)
Average Annual Return, Percent	22.32%							10.24%				10.36%
MSCI World ex USA Sector Neutral Quality Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World ex USA Sector Neutral Quality Index (Net)
Average Annual Return, Percent	23.25%							7.89%				9.79%
MSCI World ex USA Enhanced Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World ex USA Enhanced Value Index (Net)
Average Annual Return, Percent	36.90%							15.80%				11.36%
MSCI USA Momentum SR Variant Index (Spliced)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI USA Momentum SR Variant Index (Spliced)
Average Annual Return, Percent	25.25%							12.81%				15.91%
MSCI USA Sector Neutral Quality Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI USA Sector Neutral Quality Index
Average Annual Return, Percent	20.46%							11.31%				14.30%
MSCI USA Low Size Index (Spliced)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI USA Low Size Index (Spliced)
Average Annual Return, Percent	16.15%							8.14%				11.72%
MSCI USA Enhanced Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI USA Enhanced Value Index
Average Annual Return, Percent	73.20%							16.17%				14.62%
MSCI ACWI Low Carbon Target Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Low Carbon Target Index (Net)
Average Annual Return, Percent	20.26%							10.53%				12.18%
MSCI AC Asia ex Japan Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI AC Asia ex Japan Index (Net)
Average Annual Return, Percent	37.54%							8.31%				9.98%
MSCI Europe Financials Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Europe Financials Index (Net)
Average Annual Return, Percent	34.60%							21.80%				14.55%
MSCI Europe Small Cap Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Europe Small Cap Index (Net)
Average Annual Return, Percent	12.74%							3.21%				8.05%
MSCI Kokusai Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Kokusai Index (Net)
Average Annual Return, Percent	19.75%							11.27%				13.01%
MSCI USA Minimum Volatility Ext ESG Reduced Carbon Target Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI USA Minimum Volatility Extended ESG Reduced Carbon Target Index
Average Annual Return, Percent	9.17%						6.10%
MSCI USA Minimum Volatility (USD) Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI USA Minimum Volatility Index
Average Annual Return, Percent	7.47%							6.93%				9.71%
Morningstar Global Emerging Green Technologies Select Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Global Emerging Green Technologies Select Index (Net)
Average Annual Return, Percent	25.36%				3.62%
NYSE FactSet Global Cyber Security Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	NYSE FactSet Global Cyber Security Index (Net)
Average Annual Return, Percent	19.31%							6.91%	13.73%
STOXX Global Energy Storage and Materials Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	STOXX Global Energy Storage and Materials Index (Net)
Average Annual Return, Percent	63.95%		21.56%
Morningstar Exponential Technologies Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Exponential Technologies Index (Net)
Average Annual Return, Percent	30.79%							7.09%				14.09%
NYSE FactSet Glbl Genomcs and Imuno Biophrma Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	NYSE FactSet Global Genomics and Immuno Biopharma Index (Net)
Average Annual Return, Percent	53.76%							(7.27%)	5.00%
NYSE FactSet Global Neuro Biopharma and MedTech Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	NYSE FactSet Global Neuro Biopharma and MedTech Index (Net)
Average Annual Return, Percent	58.63%					10.51%
NYSE FactSet Global Autonomous Driving and Electric Vehicle Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	NYSE FactSet Global Autonomous Driving and Electric Vehicle Index (Net)
Average Annual Return, Percent	11.45%							(4.74%)		6.55%